Note 7 - Accrued Interest Receivable - Summary of Accrued Interest Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued interest receivable	$ 2,344	$ 2,626
Securities Available for Sale [Member]
Accrued interest receivable	352	400
Loans Receivable [Member]
Accrued interest receivable	$ 1,992	$ 2,226